Non-trading securities (Tables)	12 Months Ended
Mar. 31, 2018
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥89,851	¥3,953	¥585	¥93,219
Foreign government, agency and municipal securities	25,326	2,434	198	27,562
Corporate bonds	117,140	6,942	930	123,152
Equity securities	42,947	21,826	22	64,751

Total	¥275,264	¥35,155	¥1,735	¥308,684

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2017
	Less than 12 months		More than 12 months			Total
	Fair value	Gross unrealized losses	Fair value		Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥27,318	¥585	¥		¥0	¥27,318	¥585
Foreign government, agency and municipal securities	3,366	198		—	—	3,366	198
Corporate bonds	28,398	930		—	—	28,398	930
Equity securities	1,394	22		—	—	1,394	22

Total	¥60,476	¥1,735	¥		¥0	¥60,476	¥1,735